WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Class of Warrant or Right [Line Items]
Beginning balance	$ 10,387	$ 7,616
Expense accrued	3,876	6,647
Expense incurred	(3,075)	(3,924)
Translation adjustment	(828)	48
Closing balance	10,360	10,387
Less: current portion of warranty liabilities	(6,782)	(7,310)
Long-term warranty liabilities	$ 3,578	$ 3,077